UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Trust®
Investment portfolio
June 30, 2018
unaudited
Bonds, notes & other debt instruments 95.13% Corporate bonds & notes 94.77% Energy 16.51%	Principal amount (000)	Value (000)
Aker BP ASA 5.875% 2025[1]	$11,600	$11,989
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.854% 2019[1,2]	6,750	5,822
American Energy (Permian Basin) 7.125% 2020[1]	54,000	34,290
American Energy (Permian Basin) 7.375% 2021[1]	49,145	30,224
American Midstream Partners, LP 8.50% 2021[1]	9,600	9,456
Antero Resources Corp. 5.375% 2024	25,630	25,950
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.501% 2023[2,3,4]	7,958	7,991
Ascent Resources-Utica LLC 10.00% 2022[1,5]	10,150	11,216
Berry Petroleum Corporation 7.00% 2026[1]	35,115	35,993
Blackstone CQP Holdco LP 6.00% 2021[1,6]	18,400	18,446
Blackstone CQP Holdco LP 6.50% 2021[1,6]	159,710	160,509
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	26,975	27,380
Calfrac Well Services Ltd. 8.50% 2026[1]	7,900	7,949
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 12.466% 2021[2,3,4]	9,525	10,608
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.838% 2022[2,3,4]	37,300	38,069
Carrizo Oil & Gas Inc. 6.25% 2023	34,650	35,256
Cheniere Energy Partners, LP 5.25% 2025[1]	25,350	24,791
Cheniere Energy, Inc. 7.00% 2024	1,630	1,783
Cheniere Energy, Inc. 5.875% 2025	4,750	4,958
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 5.598% 2019[2]	37,350	37,350
Chesapeake Energy Corp. 4.875% 2022	24,025	23,184
Chesapeake Energy Corp. 8.00% 2022[1]	19,725	20,779
Chesapeake Energy Corp. 8.00% 2025	26,525	27,081
Chesapeake Energy Corp. 8.00% 2027	26,135	26,658
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 9.594% 2021[2,3,4]	17,475	18,316
CONSOL Energy Inc. 5.875% 2022	98,780	99,540
Convey Park Energy LLC 7.50% 2025[1]	25,450	26,086
DCP Midstream LP 7.375% 2022 (3-month USD-LIBOR + 5.148% on 12/15/2022)[7]	13,000	12,472
DCP Midstream Operating LP 4.95% 2022	23,053	23,370
Denbury Resources Inc. 9.00% 2021[1]	18,675	19,837
Diamond Offshore Drilling, Inc. 7.875% 2025	18,675	19,422
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	17,828
Diamondback Energy, Inc. 5.375% 2025[1]	8,275	8,285
Enbridge Energy Partners, LP 7.375% 2045	12,445	15,876
Enbridge Inc., Series A, 6.00% 2077 (3-month USD-LIBOR + 3.89% on 1/15/2027)[7]	13,990	13,221
Energy Transfer Partners, LP 7.50% 2020	5,300	5,664
Energy Transfer Partners, LP 4.25% 2023	15,775	15,262
Energy Transfer Partners, LP 5.875% 2024	18,500	19,009
Energy Transfer Partners, LP 4.75% 2026	3,400	3,373
Energy Transfer Partners, LP 5.50% 2027	28,876	28,948
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[7]	15,125	14,038
Ensco PLC 7.75% 2026	23,325	22,123
Ensco PLC 5.75% 2044	33,070	23,480
EP Energy Corp. 8.00% 2024[1]	14,150	14,362
EP Energy Corp. 7.75% 2026[1]	17,890	18,337
Extraction Oil & Gas, Inc. 7.375% 2024[1]	14,900	15,682
American High-Income Trust — Page 1 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Extraction Oil & Gas, Inc. 5.625% 2026[1]	$44,030	$42,216
Genesis Energy, LP 6.75% 2022	17,550	17,813
Genesis Energy, LP 6.50% 2025	20,640	19,918
Indigo Natural Resources LLC 6.875% 2026[1]	16,080	15,638
Jagged Peak Energy LLC 5.875% 2026[1]	15,350	15,081
Jonah Energy LLC 7.25% 2025[1]	58,125	47,227
Jones Energy, Inc. 9.25% 2023[1]	8,300	8,342
Jupiter Resources Inc. 8.50% 2022[1]	5,965	2,461
Kcad Holdings I Ltd. 7.25% 2021[1]	10,280	9,997
Kcad Holdings I Ltd. 9.625% 2023[1]	7,900	8,028
Laredo Petroleum, Inc. 5.625% 2022	15,953	15,813
McDermott International, Inc. 10.625% 2024[1]	15,925	16,642
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 6.908% 2025[2,3,4]	17,531	17,645
Murphy Oil Corp. 6.875% 2024	19,875	20,918
Murphy Oil Corp. 5.75% 2025	34,750	34,740
Nabors Industries Ltd. 5.75% 2025[1]	11,050	10,470
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	13,985	13,635
NGL Energy Partners LP 5.125% 2019	4,450	4,472
NGL Energy Partners LP 6.875% 2021	56,867	57,791
NGL Energy Partners LP 6.125% 2025	38,415	36,494
NGPL PipeCo LLC 4.375% 2022[1]	3,395	3,374
NGPL PipeCo LLC 4.875% 2027[1]	4,575	4,535
NGPL PipeCo LLC 7.768% 2037[1]	1,990	2,348
Noble Corp. PLC 7.95% 2025[7]	14,895	13,927
Noble Corp. PLC 8.95% 2045[7]	16,865	15,474
NuStar Logistics, LP 5.625% 2027	11,625	11,291
Oasis Petroleum Inc. 6.25% 2026[1]	13,875	14,031
ONEOK, Inc. 7.50% 2023	9,475	10,867
Parsley Energy, Inc. 6.25% 2024[1]	2,550	2,652
Parsley Energy, Inc. 5.25% 2025[1]	3,600	3,555
Parsley Energy, Inc. 5.375% 2025[1]	7,225	7,207
PDC Energy Inc. 5.75% 2026[1]	29,910	29,947
Peabody Energy Corp. 6.00% 2022[1]	16,825	17,098
Peabody Energy Corp. 6.375% 2025[1]	3,900	4,022
Petrobras Global Finance Co. 7.375% 2027	11,340	11,354
QEP Resources, Inc. 5.25% 2023	2,500	2,456
QEP Resources, Inc. 5.625% 2026	13,085	12,545
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	844	816
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[1,4,8]	90,774	38,352
Range Resources Corp. 5.00% 2022	4,100	4,080
Range Resources Corp. 4.875% 2025	19,025	17,931
Rockpoint Gas Storage Canada Ltd 7.00% 2023[1]	21,000	21,105
Sabine Pass Liquefaction, LLC 5.625% 2021[7]	3,105	3,249
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,917
Sanchez Energy Corp. 7.25% 2023[1]	37,125	36,893
Seven Generations Energy Ltd. 5.375% 2025[1]	5,525	5,325
SM Energy Co. 6.50% 2021	6,150	6,295
SM Energy Co. 6.125% 2022	38,525	39,681
SM Energy Co. 5.625% 2025	16,825	16,320
SM Energy Co. 6.75% 2026	2,000	2,015
Southwestern Energy Co. 4.10% 2022	59,650	57,264
Southwestern Energy Co. 6.45% 2025 (6.20% on 7/23/2018)[7]	5,075	4,986
Southwestern Energy Co. 7.50% 2026	26,305	27,357
Southwestern Energy Co. 7.75% 2027	3,985	4,144
American High-Income Trust — Page 2 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Summit Midstream Partners LP 5.75% 2025	$2,500	$2,388
Sunoco LP 4.875% 2023[1]	39,630	38,144
Sunoco LP 5.50% 2026[1]	15,640	14,858
Sunoco LP 5.875% 2028[1]	6,030	5,700
Tallgrass Energy Partners, LP 5.50% 2024[1]	4,925	5,048
Tapstone Energy Inc. 9.75% 2022[1]	23,950	21,016
Targa Resources Corp. 5.875% 2026[1]	20,325	20,503
Targa Resources Partners LP 4.125% 2019	6,250	6,266
Targa Resources Partners LP 6.75% 2024	7,650	8,052
Targa Resources Partners LP 5.125% 2025	6,030	5,970
Teekay Corp. 8.50% 2020	96,335	99,707
Teekay Offshore Partners LP 8.50% 2023[1]	27,825	28,173
Transocean Guardian Ltd. 5.875% 2024[1,4]	23,545	23,427
Transocean Inc. 8.375% 2021[7]	23,725	25,504
Transocean Inc. 9.00% 2023[1]	24,328	26,274
Transocean Inc. 7.75% 2024[1,4]	12,431	13,364
Transocean Inc. 7.50% 2026[1]	3,000	3,054
Ultra Petroleum Corp. 6.875% 2022[1]	65,475	49,925
Ultra Petroleum Corp. 7.125% 2025[1]	9,800	6,934
USA Compression Partners, LP 6.875% 2026[1]	19,000	19,736
Vine Oil & Gas LP 8.75% 2023[1]	39,765	36,882
Vine Oil & Gas LP, Term Loan, (3-month USD-LIBOR + 6.875%) 8.969% 2021[2,3,4,9]	23,850	23,969
Weatherford International PLC 7.75% 2021	17,565	18,136
Weatherford International PLC 4.50% 2022	18,255	16,847
Weatherford International PLC 8.25% 2023	23,175	23,050
Weatherford International PLC 9.875% 2024	18,705	18,980
Weatherford International PLC 9.875% 2025[1]	21,350	21,563
Weatherford International PLC 6.50% 2036	31,390	24,720
Weatherford International PLC 6.75% 2040	45,695	36,442
Whiting Petroleum Corp. 5.75% 2021	4,350	4,456
Whiting Petroleum Corp. 6.625% 2026[1]	23,260	24,016
Williams Companies, Inc. 4.55% 2024	3,400	3,417
WPX Energy Inc. 6.00% 2022	5,552	5,802
WPX Energy Inc. 5.75% 2026	19,795	19,869
		2,664,209
Consumer discretionary 13.93%
American Axle & Manufacturing Holdings, Inc. 6.25% 2025	6,000	5,978
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	18,650	18,440
Boyd Gaming Corp. 6.875% 2023	1,260	1,325
Boyd Gaming Corp. 6.375% 2026	4,985	5,060
Cablevision Systems Corp. 6.75% 2021	36,500	38,325
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,585
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 4.844% 2024[2,3,4]	7,463	7,459
CBS Outdoor Americas Inc. 5.25% 2022	3,750	3,804
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	21,875	20,617
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	17,600	17,419
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	14,150	14,256
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	6,050	5,869
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	19,200	18,666
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	69,400	68,359
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	77,090	72,176
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	87,375	80,385
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 6.335% 2023[2,3,4]	11,638	10,701
American High-Income Trust — Page 3 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Churchill Downs Inc. 4.75% 2028[1]	$8,450	$7,858
Cirsa Gaming Corporation SA 7.875% 2023[1]	51,570	50,442
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	196,534	196,100
ClubCorp Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 2.75%) 5.084% 2024[2,3,4]	17,539	17,429
Constellation Merger Sub Inc. 8.50% 2025[1]	8,775	8,391
CRC Escrow Issuer LLC 5.25% 2025[1]	44,625	42,338
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.50% 2022[2,3,4]	27,499	27,378
Delphi Automotive PLC 5.00% 2025[1]	5,030	4,810
Delta 2 (Formula One), Term Loan B, (3-month USD-LIBOR + 2.50%) 4.594% 2024[2,3,4]	7,479	7,393
DISH DBS Corp. 7.875% 2019	6,000	6,240
Fertitta Entertainment, Inc. 6.75% 2024[1]	17,500	17,547
Fertitta Entertainment, Inc. 8.75% 2025[1]	28,300	29,141
Goodyear Tire & Rubber Co. 4.875% 2027	7,000	6,414
Hanesbrands Inc. 4.625% 2024[1]	16,245	15,920
Hanesbrands Inc. 4.875% 2026[1]	14,630	14,191
Hilton Worldwide Holdings Inc. 4.25% 2024	4,275	4,077
iHeartCommunications, Inc. 9.00% 2019	19,325	14,735
iHeartCommunications, Inc. 10.625% 2023[10]	1,085	833
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 8.844% 2019[2,3,4]	24,250	18,582
International Game Technology 6.50% 2025[1]	13,550	14,058
IRB Holding Corp. 6.75% 2026[1]	27,525	26,355
Lamar Media Corp. 5.75% 2026	550	562
Laureate Education, Inc. 8.25% 2025[1]	8,940	9,583
Lennar Corp. 8.375% 2021	18,725	20,551
Levi Strauss & Co. 5.00% 2025	10,750	10,750
Liberty Global PLC 6.125% 2025[1]	6,500	6,728
Liberty Global PLC 5.50% 2028[1]	17,300	15,613
Limited Brands, Inc. 6.625% 2021	6,750	7,155
Limited Brands, Inc. 5.25% 2028	8,295	7,383
Limited Brands, Inc. 6.875% 2035	4,070	3,643
Live Nation Entertainment, Inc. 5.625% 2026[1]	3,600	3,582
M.D.C. Holdings, Inc. 6.00% 2043	9,005	7,883
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[1]	3,500	3,251
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.094% 2022[2,3,4]	7,374	7,224
MDC Partners Inc. 6.50% 2024[1]	50,612	44,159
Meredith Corp. 6.875% 2026[1]	83,190	82,254
Meredith Corp., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.094% 2025[2,3,4]	14,389	14,420
Meritage Homes Corp. 5.125% 2027	13,375	12,472
Merlin Entertainment 5.75% 2026[1]	18,600	18,927
MGM Growth Properties LLC 5.625% 2024	3,600	3,663
MGM Resorts International 7.75% 2022	16,675	18,217
MGM Resorts International 6.00% 2023	16,200	16,726
Michaels Stores, Inc. 5.875% 2020[1]	14,360	14,487
Mohegan Tribal Gaming Authority 7.875% 2024[1]	4,275	4,045
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	29,635	19,744
Neiman Marcus Group LTD Inc. 9.50% 2021 (100% PIK)[1,8]	54,081	36,235
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.564% 2020[2,3,4]	74,571	66,275
NMG Finco PLC 5.75% 2022[1]	34,371	34,197
Penn National Gaming, Inc. 5.625% 2027[1]	3,750	3,544
Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.341% 2022[2,3,4]	42,800	35,556
Petsmart, Inc. 7.125% 2023[1]	132,669	89,724
Petsmart, Inc. 5.875% 2025[1]	153,025	118,212
Petsmart, Inc. 8.875% 2025[1]	84,690	56,107
Rodan & Fields, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.327% 2025[2,3,4,9]	7,400	7,414
American High-Income Trust — Page 4 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ruyi US Finance LLC 7.50% 2025[1]	$7,225	$7,234
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	65,630	60,872
Sally Holdings LLC and Sally Capital Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 4.50% 2024[3,4,9]	3,390	3,221
Schaeffler Verwaltungs 4.125% 2021[1,8]	1,795	1,773
Schaeffler Verwaltungs 4.75% 2026[1,8]	8,850	8,352
Scientific Games Corp. 6.25% 2020	10,760	10,814
Scientific Games Corp. 10.00% 2022	1,838	1,964
Scientific Games Corp. 5.00% 2025[1]	19,985	19,086
Scientific Games Corp., Term Loan B5, (3-month USD-LIBOR + 2.75%) 4.730% 2024[2,3,4]	7,396	7,377
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	10,000	9,725
Sirius XM Radio Inc 4.625% 2023[1]	7,475	7,335
Sirius XM Radio Inc 5.375% 2025[1]	4,475	4,425
Sirius XM Radio Inc 5.375% 2026[1]	6,225	6,007
Sirius XM Radio Inc. 3.875% 2022[1]	24,550	23,813
Six Flags Entertainment Corp. 4.875% 2024[1]	45,975	44,789
Sotheby’s 4.875% 2025[1]	65,145	62,702
Stars Group Holdings BV, Term Loan, (3-month USD-LIBOR + 3.50%) 5.836% 2025[2,3,4]	19,350	19,253
TI Automotive Ltd. 8.75% 2023[1]	13,187	13,790
Univision Communications Inc. 5.125% 2023[1]	11,432	11,003
Univision Communications Inc. 5.125% 2025[1]	23,357	21,634
Warner Music Group 5.00% 2023[1]	42,895	42,841
Warner Music Group 4.875% 2024[1]	15,245	14,940
Warner Music Group 5.50% 2026[1]	8,275	8,223
Wyndham Worldwide Corp. 5.375% 2026[1]	11,000	10,972
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	27,211	25,952
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	51,630	50,856
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	17,650	16,525
Wynn Macau, Ltd. 4.875% 2024[1]	8,745	8,371
ZF Friedrichshafen AG 4.75% 2025[1]	2,341	2,343
		2,248,134
Health care 13.92%
Catalent, Inc. 4.875% 2026[1]	5,895	5,676
Centene Corp. 5.625% 2021	10,315	10,559
Centene Corp. 4.75% 2022	75,925	76,779
Centene Corp. 6.125% 2024	25,825	27,278
Centene Corp. 4.75% 2025	48,810	48,688
Centene Corp. 5.375% 2026[1]	55,355	56,220
Charles River Laboratories International, Inc. 5.50% 2026[1]	7,465	7,500
Community Health Systems Inc. 6.25% 2023	11,200	10,304
Concordia Healthcare Corp. 9.00% 2022[1]	4,525	4,073
Concordia Healthcare Corp. 9.50% 2022[1,10]	73,927	4,620
Concordia Healthcare Corp. 7.00% 2023[1,10]	46,016	2,876
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 6.344% 2021[2,3,4]	12,599	11,229
DaVita HealthCare Partners Inc. 5.125% 2024	30,600	29,739
DaVita HealthCare Partners Inc. 5.00% 2025	18,225	17,200
DJO Finance LLC 10.75% 2020	6,610	6,494
DJO Finance LLC 8.125% 2021[1]	11,635	11,835
Eagle Holding Co II LLC 7.625% 2022[1,8]	11,195	11,337
Endo International PLC 5.75% 2022[1]	45,289	40,760
Endo International PLC 5.375% 2023[1,7]	4,400	3,542
Endo International PLC 6.00% 2023[1]	55,580	45,992
Endo International PLC 5.875% 2024[1]	14,575	14,284
Endo International PLC 6.00% 2025[1,7]	21,060	16,532
American High-Income Trust — Page 5 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Envision Healthcare Corp. 5.125% 2022[1]	$12,725	$12,900
Gentiva Health Services, Inc., Term Loan, (3-month USD-LIBOR + 7.0%) 9.335% 2026[2,3,4]	3,000	2,978
HCA Inc. 6.50% 2020	8,375	8,741
HCA Inc. 7.50% 2022	2,610	2,845
HCA Inc. 4.75% 2023	2,160	2,160
HCA Inc. 5.875% 2023	14,200	14,768
HCA Inc. 5.00% 2024	6,960	6,977
HCA Inc. 5.375% 2025	15,150	14,956
HCA Inc. 5.25% 2026	4,100	4,082
HCA Inc. 5.875% 2026	14,500	14,663
HCA Inc. 4.50% 2027	14,500	13,684
HCA Inc. 7.50% 2033	2,685	2,839
HCA Inc. 7.75% 2036	1,795	1,903
Healthsouth Corp. 5.75% 2024	8,675	8,713
Healthsouth Corp. 5.75% 2025	18,115	18,387
Hologic, Inc. 4.375% 2025[1]	31,450	30,113
Hologic, Inc. 4.625% 2028[1]	1,445	1,362
IMS Health Holdings, Inc. 5.00% 2026[1]	36,350	35,532
inVentiv Health, Inc. 7.50% 2024[1]	20,447	21,520
Jaguar Holding Co. 6.375% 2023[1]	21,800	21,750
Kindred Healthcare, Inc. 8.00% 2020	13,620	14,662
Kindred Healthcare, Inc. 8.75% 2023	10,750	11,456
Kinetic Concepts, Inc. 7.875% 2021[1]	22,200	22,561
Kinetic Concepts, Inc. 12.50% 2021[1]	94,840	105,272
Mallinckrodt PLC 4.875% 2020[1]	39,760	39,263
Mallinckrodt PLC 5.75% 2022[1]	5,345	4,837
Mallinckrodt PLC 5.625% 2023[1]	3,096	2,596
Molina Healthcare, Inc. 5.375% 2022	107,461	108,670
Molina Healthcare, Inc. 4.875% 2025[1]	52,530	51,217
Multiplan, Inc. 8.50% 2022[1,8]	15,090	15,618
Multiplan, Inc. 7.125% 2024[1]	25,545	26,248
NVA Holdings Inc. 6.875% 2026[1]	25,810	25,778
Owens & Minor, Inc. 3.875% 2021	22,750	21,726
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.869% 2025[2,3,4]	12,850	12,641
PAREXEL International Corp. 6.375% 2025[1]	50,184	48,177
Prestige Brands International Inc. 6.375% 2024[1]	30,755	30,601
Quintiles Transnational Corp. 4.875% 2023[1]	24,580	24,949
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[2,3,4,9,11]	17,167	17,167
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.325% 2023[2,3,4,8,9,11]	72,278	65,981
Team Health Holdings, Inc. 6.375% 2025[1]	32,913	28,470
Teleflex Inc. 4.625% 2027	7,440	7,059
Tenet Healthcare Corp. 4.75% 2020	17,010	17,138
Tenet Healthcare Corp. 6.00% 2020	91,645	94,509
Tenet Healthcare Corp. 4.375% 2021	29,620	29,287
Tenet Healthcare Corp. 4.50% 2021	28,755	28,611
Tenet Healthcare Corp. 8.125% 2022	36,660	38,401
Tenet Healthcare Corp. 6.75% 2023	20,825	20,799
Tenet Healthcare Corp. 4.625% 2024[1]	38,111	36,242
Tenet Healthcare Corp. 5.125% 2025[1]	19,000	18,133
Teva Pharmaceutical Finance Company BV 2.20% 2021	8,588	7,971
Teva Pharmaceutical Finance Company BV 2.80% 2023	24,800	21,438
Teva Pharmaceutical Finance Company BV 6.00% 2024	39,310	39,303
Teva Pharmaceutical Finance Company BV 6.75% 2028	26,125	26,664
Teva Pharmaceutical Industries Ltd. 4.50% 2025	€6,725	8,061
American High-Income Trust — Page 6 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 5.625% 2021[1]	$10,050	$9,924
Valeant Pharmaceuticals International, Inc. 7.50% 2021[1]	52,705	53,627
Valeant Pharmaceuticals International, Inc. 6.50% 2022[1]	8,125	8,440
Valeant Pharmaceuticals International, Inc. 7.25% 2022[1]	18,210	18,650
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	92,120	86,881
Valeant Pharmaceuticals International, Inc. 7.00% 2024[1]	8,175	8,581
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	116,048	107,344
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	55,500	57,789
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	78,060	81,280
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	12,770	12,994
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.982% 2025[2,3,4]	14,025	13,997
Vizient Inc. 10.375% 2024[1]	10,015	11,092
		2,246,495
Materials 12.28%
AK Steel Holding Corp. 7.625% 2021	30,200	30,946
AK Steel Holding Corp. 7.50% 2023	10,600	11,103
AK Steel Holding Corp. 6.375% 2025	8,650	8,088
AK Steel Holding Corp. 7.00% 2027	3,700	3,533
Alcoa Inc. 6.125% 2028[1]	8,790	8,867
ArcelorMittal 6.125% 2025	10,500	11,366
ARD Securities Finance SARL 8.75% 2023[1,8]	11,285	11,539
Ardagh Group SA 7.125% 2023[8]	3,300	3,316
Ardagh Packaging Finance 4.25% 2022[1]	6,425	6,321
Ardagh Packaging Finance 4.625% 2023[1]	980	971
Ardagh Packaging Finance 6.00% 2025[1]	21,500	20,989
Axalta Coating Systems LLC 4.875% 2024[1]	12,250	12,189
Ball Corp. 4.375% 2020	15,775	15,952
Ball Corp. 5.00% 2022	8,925	9,204
Berry Plastics Corp. 5.50% 2022	6,800	6,869
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	4,820	5,471
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	4,260	4,974
BWAY Parent Co. Inc. 5.50% 2024[1]	18,775	18,353
BWAY Parent Co. Inc. 7.25% 2025[1]	38,830	37,956
BWAY Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 5.587% 2024[2,3,4]	4,486	4,496
Carlyle Group LP 8.75% 2023[1,8]	20,450	20,424
CF Industries, Inc. 4.50% 2026[1]	345	344
CF Industries, Inc. 4.95% 2043	20,560	17,386
CF Industries, Inc. 5.375% 2044	5,000	4,431
Chemours Co. 6.625% 2023	26,078	27,382
Chemours Co. 7.00% 2025	7,005	7,548
Cleveland-Cliffs Inc. 4.80% 2020	2,838	2,810
Cleveland-Cliffs Inc. 4.875% 2021	11,500	11,385
Cleveland-Cliffs Inc. 4.875% 2024[1]	38,750	37,491
Cleveland-Cliffs Inc. 5.75% 2025	145,435	138,345
Commercial Metals Co. 5.375% 2027	10,000	9,525
Consolidated Energy Finance SA 6.875% 2025[1]	6,320	6,510
Consolidated Energy Finance SA 6.50% 2026[1]	28,185	27,938
Constellium NV 5.875% 2026[1]	11,675	11,296
Crown Holdings, Inc. 4.50% 2023	3,000	2,947
Crown Holdings, Inc. 4.25% 2026	3,000	2,752
Crown Holdings, Inc. 7.375% 2026	2,000	2,170
CVR Partners, LP 9.25% 2023[1]	30,975	32,020
American High-Income Trust — Page 7 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 7.00% 2021[1]	$83,699	$84,693
First Quantum Minerals Ltd. 7.25% 2022[1]	28,150	28,572
First Quantum Minerals Ltd. 7.25% 2023[1]	23,925	23,985
First Quantum Minerals Ltd. 6.50% 2024[1]	26,600	25,735
First Quantum Minerals Ltd. 7.50% 2025[1]	103,950	102,978
First Quantum Minerals Ltd. 6.875% 2026[1]	50,950	48,912
Flex Acquisition Company, Inc. 7.875% 2026[1]	12,225	12,208
Freeport-McMoRan Inc. 3.55% 2022	54,915	52,307
Freeport-McMoRan Inc. 3.875% 2023	7,000	6,632
Freeport-McMoRan Inc. 6.875% 2023	5,000	5,293
FXI Holdings, Inc. 7.875% 2024[1]	33,450	32,781
H.I.G. Capital, LLC 6.75% 2024[1]	64,178	62,975
Hexion Inc. 6.625% 2020	16,045	15,065
Hexion Inc. 10.375% 2022[1]	35,990	35,450
Huntsman International LLC 4.875% 2020	15,750	16,045
INEOS Group Holdings SA 5.625% 2024[1]	16,500	16,294
LSB Industries, Inc. 9.625% 2023[1]	57,100	57,742
Nova Chemicals Corp. 4.875% 2024[1]	13,925	13,281
Nova Chemicals Corp. 5.25% 2027[1]	42,045	39,286
Novelis Corp. 6.25% 2024[1]	13,440	13,474
Novelis Corp. 5.875% 2026[1]	26,675	25,608
OCI NV 6.625% 2023[1]	23,770	24,224
Olin Corp. 5.125% 2027	6,000	5,850
Olin Corp. 5.00% 2030	10,625	10,080
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	3,920
Owens-Illinois, Inc. 5.875% 2023[1]	22,970	23,315
Owens-Illinois, Inc. 6.375% 2025[1]	18,126	18,670
Plastipak Holdings, Inc. 6.25% 2025[1]	22,030	20,378
Plastipak Holdings, Inc., Term Loan, (3-month USD-LIBOR + 2.50%) 4.49% 2024[2,3,4]	2,432	2,423
Platform Specialty Products Corp. 6.50% 2022[1]	46,500	47,430
Platform Specialty Products Corp. 5.875% 2025[1]	98,615	96,519
PQ Group Holdings Inc. 5.75% 2025[1]	13,345	13,245
Rayonier Advanced Materials Inc. 5.50% 2024[1]	25,785	24,367
Reynolds Group Inc. 5.75% 2020[4]	26,229	26,360
Reynolds Group Inc. 7.00% 2024[1]	11,700	11,971
Ryerson Inc. 11.00% 2022[1]	78,226	86,244
Scotts Miracle-Gro Co. 5.25% 2026	5,685	5,458
Sealed Air Corp. 4.875% 2022[1]	6,250	6,336
Smurfit Capital Funding PLC 7.50% 2025	2,065	2,452
SPCM SA 4.875% 2025[1]	26,775	25,637
Standard Industries Inc. 6.00% 2025[1]	14,650	14,760
Summit Materials, Inc. 8.50% 2022	3,925	4,225
Summit Materials, Inc. 6.125% 2023	15,160	15,463
Summit Materials, Inc. 5.125% 2025[1]	20,930	19,726
Teck Resources Ltd. 8.50% 2024[1]	3,825	4,203
Teck Resources Ltd. 5.20% 2042	1,950	1,718
Trinseo SA 5.375% 2025[1]	19,265	19,145
Tronox Ltd. 5.75% 2025[1]	12,605	12,274
Tronox Ltd. 6.50% 2026[1]	14,250	14,197
United States Steel Corp. 7.375% 2020	22,980	24,474
United States Steel Corp. 6.875% 2025	5,925	5,990
Vale SA 4.375% 2022	1,165	1,182
Vale SA 6.25% 2026	8,195	8,896
Venator Materials Corp. 5.75% 2025[1]	13,750	13,200
American High-Income Trust — Page 8 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Warrior Met Coal, Inc. 8.00% 2024[1]	$33,475	$34,647
Zekelman Industries Inc. 9.875% 2023[1]	16,885	18,531
		1,982,033
Industrials 10.47%
ACCO Brands Corp. 5.25% 2024[1]	9,035	9,035
ADT Corp. 3.50% 2022	26,025	24,490
AECOM Technology Corp. 5.875% 2024	1,790	1,855
Allison Transmission Holdings, Inc. 5.00% 2024[1]	54,446	53,697
American Airlines, Inc. 5.50% 2019[1]	21,150	21,467
APX Group, Inc. 8.75% 2020	11,390	10,930
ARAMARK Corp. 5.125% 2024	29,075	29,148
ARAMARK Corp. 5.00% 2028[1]	5,970	5,716
Ashtead Group PLC 4.125% 2025[1]	7,890	7,397
Ashtead Group PLC 4.375% 2027[1]	4,945	4,611
Associated Materials, LLC 9.00% 2024[1]	82,390	86,715
Avis Budget Group, Inc. 5.50% 2023	17,210	16,844
Beacon Roofing Supply, Inc. 4.875% 2025[1]	26,505	24,650
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	34,725	34,508
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	10,725	10,213
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	15,300	15,144
Brand Energy 8.50% 2025[1]	52,550	53,404
Builders FirstSource, Inc. 5.625% 2024[1]	66,805	65,385
BWX Technologies, Inc. 5.375% 2026[1]	14,465	14,682
CD&R Waterworks Merger Sub, LLC 6.125% 2025[1]	10,950	10,430
CD&R Waterworks Merger Sub, LLC, Term Loan B, (3-month USD-LIBOR + 3.00%) 5.211% 2024[1,2,3,4]	6,965	6,994
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 4.292% 2021[2,3,4]	7,734	7,729
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.859% 2021[2,3,4]	12,877	12,869
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[2,3,4]	1,612	1,611
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[2,3,4]	3,151	3,149
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	794	811
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	730	784
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	1,077	1,137
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[4]	589	630
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	94	99
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	1	1
Corporate Risk Holdings LLC 9.50% 2019[1,5]	137,693	144,061
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,5,8,9,11]	14,262	15,261
Covanta Holding Corp. 5.875% 2024	14,500	14,319
Covanta Holding Corp. 5.875% 2025	5,750	5,563
DAE Aviation Holdings, Inc. 10.00% 2023[1]	150,175	162,752
Deck Chassis Acquisition Inc. 10.00% 2023[1]	72,260	76,957
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	2,368	2,530
Dubai Aerospace Enterprise (DAE) Ltd. 4.50% 2022[1]	5,884	5,722
Euramax International, Inc. 12.00% 2020[1]	43,475	45,866
Garda World Security Corp. 8.75% 2025[1]	20,590	21,105
Hardwoods Acquisition Inc. 7.50% 2021[1]	32,469	30,277
HDTFS Inc. 5.875% 2020	3,000	2,948
Hertz Global Holdings Inc. 7.625% 2022[1]	47,317	45,543
JELD-WEN Holding, Inc. 4.875% 2027[1]	14,400	13,428
KAR Auction Services, Inc. 5.125% 2025[1]	17,160	16,431
KLX Inc. 5.875% 2022[1]	9,755	10,170
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	10,115	10,507
LSC Communications, Inc. 8.75% 2023[1]	39,925	39,276
American High-Income Trust — Page 9 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Mueller Water Products Inc 5.50% 2026[1]	$12,200	$12,322
Multi-Color Corp. 4.875% 2025[1]	27,410	25,594
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	1,850	1,529
Navistar International Corp. 6.625% 2025[1]	8,155	8,420
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.53% 2024[2,3,4]	9,386	9,428
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	4,800	4,729
Pisces Parent, LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.089% 2025[2,3,4]	33,510	33,520
Pisces Parent, LLC 8.00% 2026[1]	38,360	37,086
Prime Security Services Borrower, LLC 9.25% 2023[1]	19,722	21,103
PrimeSource Building Products Inc. 9.00% 2023[1]	20,211	21,171
R.R. Donnelley & Sons Co. 7.625% 2020	31,854	32,810
R.R. Donnelley & Sons Co. 7.875% 2021	50,350	51,357
R.R. Donnelley & Sons Co. 6.50% 2023	19,350	19,157
Rexnord Corp. 4.875% 2025[1]	22,105	20,889
Sensata Technologies Holding NV 6.25% 2026[1]	7,000	7,315
Standard Aero Holdings, Inc., Term Loan B, 5.84% 2022[2,3,4]	5,806	5,826
Staples Inc. 8.50% 2025[1]	8,855	8,279
TransDigm Inc. 6.875% 2026[1]	8,200	8,333
TransDigm Inc. 5.50% 2020	23,310	23,339
TransDigm Inc. 6.50% 2024	5,995	6,115
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	2,438	2,512
United Continental Holdings, Inc. 6.00% 2020	14,150	14,804
United Rentals, Inc. 4.625% 2025	38,775	37,030
United Rentals, Inc. 5.50% 2027	2,000	1,945
United Rentals, Inc. 4.875% 2028	10,000	9,313
Virgin Australia Holdings Ltd. 8.50% 2019[1]	39,930	40,479
Virgin Australia Holdings Ltd. 7.875% 2021[1]	27,125	27,057
		1,690,313
Telecommunication services 8.48%
Altice Finco SA 8.125% 2024[1]	17,545	17,545
Altice NV 6.625% 2023[1]	9,460	9,346
Altice NV 5.50% 2026[1]	12,475	12,070
Altice NV 7.50% 2026[1]	9,000	8,727
Altice SA 7.625% 2025[1]	6,050	5,589
CenturyLink, Inc. 6.75% 2023	40,675	40,980
CenturyLink, Inc. 7.50% 2024	14,475	14,909
CenturyLink, Inc., Series T, 5.80% 2022	6,000	5,970
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 7.75% 2025[1]	1,500	1,575
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.61% 2025[2,3,4]	12,413	12,329
Frontier Communications Corp. 7.125% 2019	6,000	6,075
Frontier Communications Corp. 9.25% 2021	12,775	12,456
Frontier Communications Corp. 10.50% 2022	155,207	141,626
Frontier Communications Corp. 11.00% 2025	151,324	121,770
Frontier Communications Corp. 8.50% 2026[1]	44,175	42,794
Inmarsat PLC 4.875% 2022[1]	32,135	31,733
Inmarsat PLC 6.50% 2024[1]	6,975	7,010
Intelsat Jackson Holding Co. 7.25% 2020	53,165	53,165
Intelsat Jackson Holding Co. 7.50% 2021	98,860	98,613
Intelsat Jackson Holding Co. 5.50% 2023	62,050	55,826
Intelsat Jackson Holding Co. 6.625% 2024[3,4]	24,075	24,906
Intelsat Jackson Holding Co. 8.00% 2024[1]	30,550	32,154
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.78% 2020 (100% PIK)[2,3,4,8]	71,533	59,432
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	10,600	10,878
American High-Income Trust — Page 10 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Neptune Finco Corp. (Altice NV) 10.875% 2025[1]	$2,098	$2,424
Numericable Group SA 7.375% 2026[1]	37,910	37,207
Sprint Corp. 9.00% 2018[1]	3,616	3,693
Sprint Corp. 7.25% 2021	38,135	39,756
Sprint Corp. 11.50% 2021	74,780	88,614
Sprint Corp. 7.875% 2023	30,320	31,514
Sprint Corp. 7.125% 2024	7,875	7,970
Sprint Corp. 6.875% 2028	102,035	98,209
Sprint Corp. 8.75% 2032	8,925	9,572
T-Mobile US, Inc. 6.375% 2025	25,400	26,416
T-Mobile US, Inc. 6.50% 2026	17,700	18,270
Trilogy International Partners, LLC 8.875% 2022[1]	35,725	36,261
Wind Tre SpA 5.00% 2026[1]	44,125	35,199
Windstream Holdings, Inc. 7.75% 2020	2,500	2,256
Zayo Group Holdings, Inc. 6.00% 2023	7,000	7,157
Zayo Group Holdings, Inc. 6.375% 2025	25,535	26,110
Zayo Group Holdings, Inc. 5.75% 2027[1]	17,425	17,164
Ziggo Bond Finance BV 5.875% 2025[1]	6,880	6,463
Ziggo Bond Finance BV 5.50% 2027[1]	51,150	47,907
		1,369,640
Information technology 7.54%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	16,646
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.557% 2025[2,3,4]	80,740	78,032
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.334% 2025[2,3,4]	22,700	23,485
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.355% 2021[2,3,4]	37,081	35,211
Camelot Finance SA 7.875% 2024[1]	85,985	86,415
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.844% 2025[2,3,4]	7,300	7,355
CDW Corp. 5.00% 2025	6,500	6,419
CommScope Holding Co., Inc. 6.00% 2025[1]	4,750	4,875
CommScope Holding Co., Inc. 5.00% 2027[1]	6,650	6,276
Dell Inc. 2.65% 2020	6,100	5,926
EchoStar Corp. 6.625% 2026	3,850	3,571
Ellucian, Inc. 9.00% 2023[1]	7,050	7,437
Fair Isaac Corp. 5.25% 2026[1]	12,075	12,181
First Data Corp. 5.375% 2023[1]	12,950	13,102
First Data Corp. 7.00% 2023[1]	73,650	76,896
First Data Corp. 5.00% 2024[1]	13,875	13,823
First Data Corp. 5.75% 2024[1]	8,150	8,175
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	54,025	60,434
Genesys Telecommunications Laboratories, Inc., Term Loan B3, (3-month USD-LIBOR + 3.50%) 5.834% 2023[2,3,4]	7,930	7,948
Gogo Inc. 12.50% 2022[1]	110,635	118,379
Infor (US), Inc. 5.75% 2020[1]	3,785	3,835
Infor (US), Inc. 6.50% 2022	53,675	54,145
Infor Software 7.125% 2021[1,8]	68,601	69,030
Informatica Corp. 7.125% 2023[1]	19,200	19,492
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.835% 2024[2,3,4]	5,149	5,154
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.585% 2025[2,3,4]	44,840	45,176
j2 Global, Inc. 6.00% 2025[1]	13,743	13,984
JDA Software Group, Inc. 7.375% 2024[1]	1,525	1,574
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.358% 2023[2,3,4]	11,233	11,232
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.608% 2024[2,3,4]	92,910	96,278
Match Group, Inc. 5.00% 2027[1]	1,795	1,674
American High-Income Trust — Page 11 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.594% 2024[2,3,4]	$19,968	$20,101
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.594% 2025[2,3,4]	8,950	9,140
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.344% 2025[2,3,4]	24,850	24,935
PE Cortes NP Holdings LLC 12.00% 2022[1,8]	14,350	13,973
PE Cortes NP Holdings LLC 9.25% 2024[1]	10,675	10,515
Solera Holdings, Inc. 10.50% 2024[1]	29,100	32,465
Symantec Corp. 5.00% 2025[1]	2,125	2,063
Tempo Acquisition LLC 6.75% 2025[1]	12,125	11,670
Unisys Corp. 10.75% 2022[1]	79,385	89,308
VeriSign, Inc. 4.625% 2023	4,600	4,652
VeriSign, Inc. 5.25% 2025	9,950	10,121
VeriSign, Inc. 4.75% 2027	6,150	5,894
Veritas Holdings Limited 7.50% 2023[1]	12,575	11,821
Veritas Holdings Limited 10.50% 2024[1]	14,800	12,210
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.331% 2026[2,3,4]	32,125	32,015
Western Digital Corp. 4.75% 2026	13,000	12,667
		1,217,710
Financials 3.29%
Acrisure LLC 7.00% 2025[1]	15,555	14,194
Ally Financial Inc. 3.75% 2019	7,000	7,009
Ally Financial Inc. 8.00% 2020	8,825	9,454
Ally Financial Inc. 8.00% 2031	15,000	17,850
CIT Group Inc. 3.875% 2019[4]	28,718	28,832
CIT Group Inc. 4.125% 2021	22,435	22,351
CIT Group Inc. 5.25% 2025	8,470	8,555
Compass Diversified Holdings 8.00% 2026[1]	59,670	58,477
Firstplus Financial Group, Inc. 8.25% 2025[1]	12,200	12,047
General Motors Acceptance Corp. 7.50% 2020	13,225	14,184
HUB International Ltd. 7.00% 2026[1]	59,720	59,123
Hub International Ltd., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.360% 2025[2,3,4]	8,220	8,177
Icahn Enterprises Finance Corp. 6.25% 2022	22,825	23,339
iStar Financial Inc. 6.50% 2021	8,000	8,130
Jefferies Finance, LLC 7.50% 2021[1]	6,715	6,849
LPL Financial Holdings Inc. 5.75% 2025[1]	10,485	10,223
Navient Corp. 4.875% 2019	29,920	30,107
Navient Corp. 6.50% 2022	23,040	23,616
Navient Corp. 5.50% 2023	27,165	26,791
Navient Corp. 6.125% 2024	10,275	10,198
Navient Corp. 6.75% 2025	10,050	9,975
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.325% 2024[2,3,4]	10,225	10,214
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 8.50%) 10.679% 2024[2,3,4]	26,000	25,691
Springleaf Finance Corp. 8.25% 2020	14,150	15,317
Springleaf Finance Corp. 6.875% 2025	17,725	17,636
Stars Group Holdings BV 7.00% 2026[1]	36,630	37,088
Starwood Property Trust, Inc. 5.00% 2021	15,435	15,589
		531,016
Utilities 2.89%
AES Corp. 4.00% 2021	10,025	10,000
AES Corp. 4.875% 2023	16,540	16,581
AES Corp. 7.75% 2024[1]	6,300	5,977
AES Corp. 5.50% 2025	26,961	27,298
AES Corp. 6.00% 2026	31,650	32,916
American High-Income Trust — Page 12 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
AES Corp. 5.125% 2027	$8,845	$8,845
AmeriGas Partners, LP 5.50% 2025	30,025	29,237
AmeriGas Partners, LP 5.75% 2027	9,350	8,929
Calpine Corp. 6.00% 2022[1]	1,775	1,817
Calpine Corp. 5.375% 2023	30,765	29,381
Calpine Corp. 5.875% 2024[1]	20,530	20,376
Calpine Corp. 5.75% 2025	18,365	16,838
Calpine Corp. 5.25% 2026[1]	30,500	28,861
Dynegy Finance Inc. 7.375% 2022	29,880	31,299
Dynegy Finance Inc. 7.625% 2024	19,965	21,388
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	33,305	34,804
Enel Società per Azioni 8.75% 2073[1,7]	16,112	17,985
NRG Energy, Inc. 6.25% 2022	47,515	49,014
NRG Energy, Inc. 7.25% 2026	6,450	6,902
NRG Energy, Inc. 6.625% 2027	2,000	2,065
Talen Energy Corp. 4.60% 2021	27,540	23,891
Talen Energy Corp. 9.50% 2022[1]	24,390	24,070
Talen Energy Corp. 10.50% 2026[1]	20,360	18,222
		466,696
Consumer staples 2.80%
Avon Products, Inc. 7.875% 2022[1]	13,375	13,324
B&G Foods, Inc. 4.625% 2021	15,175	14,985
B&G Foods, Inc. 5.25% 2025	72,510	68,522
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.53% 2025[2,3,4]	74,485	75,378
Central Garden & Pet Co. 6.125% 2023	4,300	4,467
Chobani LLC 7.50% 2025[1]	26,195	25,245
Constellation Brands, Inc. 4.75% 2025	625	648
Cott Beverages Inc. 5.50% 2025[1]	21,125	20,597
Darling Ingredients Inc. 5.375% 2022	9,250	9,377
Energizer Gamma Acquisition Inc. 6.375% 2026[1,4]	12,870	13,111
First Quality Enterprises, Inc. 5.00% 2025[1]	16,960	15,561
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.594% 2023[2,3]	22,203	22,444
JBS SA 5.875% 2024[1]	10,000	9,588
Lamb Weston Holdings, Inc. 4.625% 2024[1]	7,465	7,297
Pilgrim’s Pride Corp. 5.75% 2025[1]	25,960	24,986
Pinnacle Foods Inc. 5.875% 2024	11,525	12,202
Post Holdings, Inc. 5.50% 2025[1]	10,000	9,787
Post Holdings, Inc. 8.00% 2025[1]	8,400	9,356
Post Holdings, Inc. 5.00% 2026[1]	30,760	28,761
Post Holdings, Inc. 5.625% 2028[1]	27,960	26,317
Prestige Brands International Inc. 5.375% 2021[1]	3,205	3,217
Spectrum Brands Inc. 6.625% 2022	3,500	3,623
Spectrum Brands Inc. 6.125% 2024	4,750	4,821
Spectrum Brands Inc. 5.75% 2025	3,000	2,978
SUPERVALU Inc. 6.75% 2021	4,811	4,918
TreeHouse Foods, Inc. 6.00% 2024[1]	6,975	7,160
Vector Group Ltd. 6.125% 2025[1]	14,300	13,853
		452,523
Real estate 2.66%
Communications Sales & Leasing, Inc. 6.00% 2023[1]	3,750	3,626
Communications Sales & Leasing, Inc. 7.125% 2024[1]	3,525	3,243
Crescent Resources Holdings LLC 8.875% 2021[1]	13,090	13,875
American High-Income Trust — Page 13 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 5.75% 2025	$5,450	$5,516
Equinix, Inc. 5.875% 2026	20,550	20,869
Equinix, Inc. 5.375% 2027	47,180	47,180
Five Point Holdings LLC 7.875% 2025[1]	17,300	17,668
Gaming and Leisure Properties, Inc. 4.375% 2021	3,500	3,509
Gaming and Leisure Properties, Inc. 5.375% 2026	1,575	1,563
Howard Hughes Corp. 5.375% 2025[1]	89,355	87,903
Iron Mountain Inc. 6.00% 2023	2,500	2,563
Iron Mountain Inc. 5.75% 2024	57,925	57,201
Iron Mountain Inc. 4.875% 2027[1]	28,116	26,042
Iron Mountain Inc. 5.25% 2028[1]	40,584	37,759
iStar Financial Inc. 5.00% 2019	2,500	2,495
iStar Inc. 6.00% 2022	4,000	4,010
Medical Properties Trust, Inc. 5.00% 2027	17,000	16,278
Realogy Corp. 4.50% 2019[1]	16,785	16,869
Realogy Corp. 4.875% 2023[1]	49,700	46,966
SBA Communications Corp. 4.00% 2022[1]	9,550	9,180
SBA Communications Corp. 4.875% 2022	4,800	4,770
		429,085
Total corporate bonds & notes		15,297,854
U.S. Treasury bonds & notes 0.25% U.S. Treasury 0.25%
U.S. Treasury 3.125% 2019[12]	40,000	40,269
Total U.S. Treasury bonds & notes		40,269
Municipals 0.10% Illinois 0.10%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	16,290	15,704
		15,704
Bonds & notes of governments outside the U.S. 0.01%
Buenos Aires (Province of) (Badlar Private Banks ARS Index + 3.75%) 26.563% 2025[2]	ARS33,882	926
Total bonds, notes & other debt instruments (cost: $15,762,721,000)		15,354,753
Convertible bonds 0.48% Consumer discretionary 0.15%
DISH DBS Corp., convertible notes, 3.375% 2026	$18,750	18,208
Live Nation Entertainment, Inc., convertible notes, 2.50% 2023[1]	6,300	6,539
		24,747
Energy 0.07%
Chesapeake Energy Corp., convertible notes, 5.50% 2026[1]	4,730	4,819
Teekay Corp., convertible notes, 5.00% 2023[1]	6,400	6,102
		10,921
Financials 0.05%
AXA Equitable Holdings, Inc., convertible notes, 7.25% 2021[1]	7,750	8,114
Telecommunication services 0.04%
Intelsat SA, convertible notes, 4.50% 2025[1]	4,675	5,744
American High-Income Trust — Page 14 of 22

unaudited
Convertible bonds Miscellaneous 0.17%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$27,716
Total convertible bonds (cost: $77,619,000)		77,242
Convertible stocks 0.42% Industrials 0.33%	Shares
Associated Materials, LLC, 14.00% convertible preferred 2020[9,11]	43,400	52,726
Health care 0.04%
Teva Pharmaceutical Industries Ltd., 7.00% convertible preferred 2018	15,000	6,817
Telecommunication services 0.00%
Frontier Communications Corp., Series A, 11.125% convertible preferred 2018	70,000	689
Miscellaneous 0.05%
Other convertible stocks in initial period of acquisition		8,205
Total convertible stocks (cost: $61,266,000)		68,437
Common stocks 1.19% Information technology 0.45%
Corporate Risk Holdings I, Inc.[5,6,9,11,13]	2,380,355	72,910
Corporate Risk Holdings Corp.[6,9,11,13]	12,035	—
		72,910
Energy 0.33%
Ascent Resources Marcellus Holdings, Inc.[9,13]	6,028,136	19,441
White Star Petroleum Corp., Class A5,6,9,11,13	24,665,117	16,772
Ascent Resources - Utica, LLC, Class A5,6,9,11,13	90,532,504	15,391
Southwestern Energy Co.[13]	229,524	1,216
Denbury Resources Inc.[13]	60,000	289
Petroplus Holdings AG9,11,13	3,360,000	—
		53,109
Industrials 0.19%
CEVA Logistics AG1,9,13	1,375,154	29,511
Ply Gem Parent, LLC, Class B9,11,13	5,096	510
		30,021
Consumer discretionary 0.07%
Cumulus Media Inc., Class B9,13	376,995	6,315
Cumulus Media Inc., Class A9,13	310,239	5,196
Adelphia Recovery Trust, Series Arahova[9,11,13]	1,773,964	7
Adelphia Recovery Trust, Series ACC-1[9,11,13]	10,643,283	5
		11,523
Utilities 0.06%
Vistra Energy Corp.[13]	399,690	9,457
American High-Income Trust — Page 15 of 22

unaudited
Common stocks Real estate 0.03%	Shares	Value (000)
OUTFRONT Media Inc. REIT	200,236	$3,894
Health care 0.02%
Rotech Healthcare Inc.[5,6,9,11,13]	1,916,276	3,832
Miscellaneous 0.04%
Other common stocks in initial period of acquisition		7,110
Total common stocks (cost: $347,519,000)		191,856
Rights & warrants 0.01% Energy 0.01%
Ascent Resources Marcellus Holdings, Inc., Class A, warrants, expire 2023[9,11,13]	2,032,968	1,017
Ascent Resources Marcellus Holdings, Inc., Class B, warrants, expire 2023[9,11,13]	1,581,198	631
Ascent Resources Marcellus Holdings, Inc., Class C, warrants, expire 2023[9,11,13]	1,480,250	486
		2,134
Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[6,9,11,13]	10	—
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[9,11,13]	616,536	—
Total rights & warrants (cost: $308,000)		2,134
Short-term securities 3.09%	Principal amount (000)
Apple Inc. 1.97% due 7/24/2018[1]	$75,000	74,898
Emerson Electric Co. 1.92% due 7/5/2018[1]	30,000	29,990
ExxonMobil Corp. 2.02% due 9/21/2018	30,000	29,857
Fannie Mae 1.32% due 7/2/2018	25,000	24,996
Federal Home Loan Bank 1.84%–1.90% due 7/20/2018–8/29/2018	150,000	149,678
IBM Credit LLC 2.02% due 7/25/2018[1]	50,000	49,929
Pfizer Inc. 2.02% due 8/20/2018[1]	50,000	49,852
Société Générale 1.79% due 7/2/2018[1]	38,500	38,494
United Parcel Service, Inc. 1.95% due 8/6/2018[1]	50,000	49,900
Total short-term securities (cost: $497,609,000)		497,594
Total investment securities 100.32% (cost: $16,747,042,000)		16,192,016
Other assets less liabilities (0.32)%		(50,871)
Net assets 100.00%		$16,141,145
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 6/30/2018[15] (000)	Unrealized depreciation at 6/30/2018 (000)
10 Year U.S. Treasury Note Futures	Short	1,350	September 2018	$(135,000)	$(162,253)	$(634)
American High-Income Trust — Page 16 of 22

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2018 (000)
3-month USD-LIBOR	2.772%	2/28/2025	$124,300	$904	$—	$904
3-month USD-LIBOR	2.0745%	11/21/2026	135,000	8,456	—	8,456
3-month USD-LIBOR	2.2825%	4/13/2027	87,100	4,287	—	4,287
2.288%	3-month USD-LIBOR	10/2/2027	87,200	(4,501)	—	(4,501)
3-month USD-LIBOR	2.6475%	1/25/2028	43,000	992	—	992
					$—	$10,138
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2018 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$507,600	$(31,163)	$(36,760)	$5,597
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	163,450	(9,391)	(12,274)	2,883
					$(49,034)	$8,480
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2018, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2018 (000)
Bonds, notes & other debt instruments 1.06%
Energy 0.07%
Ascent Resources-Utica LLC 10.00% 2022[1,5]	$26,600,000	—	$16,450,000	$10,150,000	$1,412	$(964)	$818	$11,216
Health care 0.00%
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 6.562% 2018[2,9,16]	$24,864,000	—	$24,864,000	—	—	124	756	—
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 11.062% 2019[2,9,16]	$20,825,000	—	$20,825,000	—	—	104	1,151	—
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[2,9,16]	$68,238,575	$4,039,174	$72,277,750	—	—	3,091	5,156	—
								—
Industrials 0.99%
Corporate Risk Holdings LLC 9.50% 2019[1,5]	$137,693,000	—	—	$137,693,000	—	(2,592)	9,821	144,061
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,5,8,9,11]	$13,360,505	$901,834	—	$14,262,339	—	1	1,476	15,261
CEVA Group PLC 7.00% 2021[1,16]	$1,400,000	—	$1,400,000	—	25	35	63	—
CEVA Group PLC 9.00% 2021[1,16]	$14,675,000	—	$14,675,000	—	330	1,064	858	—
American High-Income Trust — Page 17 of 22

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2018 (000)
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 4.292% 2021[2,3,4,16]	$9,247,045	—	$1,513,153	$7,733,892	$8	$243	$473	$—
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.859% 2021[2,3,4,16]	$12,977,513	—	$100,861	$12,876,652	—	351	739	—
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[2,3,4,16]	$1,624,657	—	$12,627	$1,612,030	—	44	92	—
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[2,3,4,16]	$9,413,140	—	$6,262,252	$3,150,887	14	248	487	—
								159,322
Total bonds, notes & other debt instruments								170,538
Convertible stocks 0.00%
Industrials 0.00%
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.353% convertible preferred[9,16]	47,121	—	47,121	—	—	15,499	—	—
CEVA Group PLC, Series A-2, (3-month USD-LIBOR + 2.00%) 4.353% convertible preferred[9,16]	21,062	—	21,062	—	(6,726)	9,818	—	—
								—
Common stocks 0.67%
Information technology 0.45%
Corporate Risk Holdings I, Inc.[5,6,9,11,13]	2,380,355	—	—	2,380,355	—	31,278	—	72,910
Corporate Risk Holdings Corp.[6,9,11,13]	12,035	—	—	12,035	—	—	—	—
								72,910
Energy 0.20%
White Star Petroleum Corp., Class A5,6,9,11,13	24,665,117	—	—	24,665,117	—	(987)	—	16,772
Ascent Resources - Utica, LLC, Class A5,6,9,11,13	90,532,504	—	—	90,532,504	—	(1,811)	—	15,391
								32,163
Industrials 0.00%
CEVA Group PLC[9,13,16]	59,168	—	59,168	—	—	27,581	—	—
Health care 0.02%
Rotech Healthcare Inc.[5,6,9,11,13]	1,916,276	—	—	1,916,276	—	—	—	3,832
Telecommunication services 0.00%
NII Holdings, Inc.[13,16]	9,028,522	—	9,028,522	—	(137,840)	142,560	—	—
Total common stocks								108,905
Total 1.73%					$(142,777)	$225,687	$21,890	$279,443

American High-Income Trust — Page 18 of 22

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,006,682,000, which represented 55.80% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,212,951,000, which represented 7.51% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Step bond; coupon rate may change at a later date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $357,762,000, which represented 2.22% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Value determined using significant unobservable inputs.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $33,905,000, which represented .21% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
[16]	Unaffiliated issuer at 6/30/2018.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017-2/5/2018	$159,738	$160,509.99%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	18,400	18,446.11
Corporate Risk Holdings I, Inc.	8/31/2015	26,446	72,910.45
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
White Star NR Corp.	6/30/2016	16,491	16,772.10
Ascent Resources - Utica, LLC, Class A	11/15/2016	4,340	15,391.10
Rotech Healthcare Inc.	9/26/2013	41,128	3,832.02
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012-11/26/2014	—	—	.00
Total private placement securities		$266,543	$287,860	1.77%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 19 of 22

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $135,000,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $376,392,000 and $836,171,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Trust — Page 20 of 22

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$15,199,445	$98,409	$15,297,854
U.S. Treasury bonds & notes	—	40,269	—	40,269
Municipals	—	15,704	—	15,704
Bonds & notes of governments outside the U.S.	—	926	—	926
Convertible bonds	—	77,242	—	77,242
Convertible stocks	15,711	—	52,726	68,437
Common stocks	21,966	60,463	109,427	191,856
Rights & warrants	—	—	2,134	2,134
Short-term securities	—	497,594	—	497,594
Total	$37,677	$15,891,643	$262,696	$16,192,016

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$14,639	$—	$14,639
Unrealized appreciation on credit default swaps	—	8,480	—	8,480
Liabilities:
Unrealized depreciation on futures contracts	(634)	—	—	(634)
Unrealized depreciation on interest rate swaps	—	(4,501)	—	(4,501)
Total	$(634)	$18,618	$—	$17,984
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2018 (dollars in thousands):
	Beginning value at 10/1/2017	Transfers into Level 3†	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3†	Ending value at 6/30/2018
Investment securities	$252,490	$26,583	$108,075	$(126,474)	$(4,211)	$6,233	$—	$262,696
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2018:								$34,978
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American High-Income Trust — Page 21 of 22

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2018	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$98,409	Yield analysis	Yield to call/maturity risk premium	0 - 700 bps	Decrease
Convertible stocks	52,726	Market comparable companies	EBITDA multiple	13.9x	Increase
Common stocks	109,427	Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	23%	Decrease
		Transaction price	N/A	N/A	N/A
		Market comparable companies	EBITDA multiple	5.0x - 5.5x	Increase
			DLOM	22%	Decrease
		Market comparables	$ per BOE	$11K/BOE - $45K/BOE	Increase
			$ per acre	$3,000	Increase
			Risk discounts	75% - 100%	Decrease
Rights and warrants	2,134	Black-Scholes	Implied volatility	30%	Increase
	$262,696
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols
ARS = Argentine pesos
BOE = Barrel of oil equivalent
EBITDA = Earnings before income taxes, depreciation and amortization
€ = Euros
DLOM = Discount for lack of marketability
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Rev. = Revenue
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-021-0818O-S66048	American High-Income Trust — Page 22 of 22

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David A. Daigle
David A. Daigle, President and Principal Executive Officer

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Daigle
David A. Daigle, President and Principal Executive Officer

Date: August 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2018